Goodwill (Tables)	9 Months Ended
Sep. 30, 2024
Goodwill [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill are as follows:

	Merchant Solutions(1)	Digital Wallets (2)	Total
Balance as of December 31, 2023	$637,446	$1,385,956	$2,023,402
Foreign exchange	—	6,546	6,546
Balance as of September 30, 2024	$637,446	$1,392,502	$2,029,948

(1)
Accumulated impairment loss was $1,159,145 as of September 30, 2024 and December 31, 2023 within the Merchant Solutions segment.
(2)
Accumulated impairment loss was $723,042 as of September 30, 2024 and December 31, 2023 within the Digital Wallets segment.